SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value of financial instruments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value, Option, Quantitative Disclosures [Line Items]
Retained Earnings (Accumulated Deficit)	¥ (475,646)	$ (74,639)	¥ (356,951)
Accumulated Other Comprehensive Income (Loss), Net of Tax	4,532	711	4,795
Convertible loan ("CL")
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of the convertible loans	¥ 27,859	$ 4,372	¥ 2,232